Employee costs - Summary of Cost of Share-based Incentive Plans (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	£ 321	£ 314	£ 345
Share value plan
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	244	243	258
Performance share plan
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	58	55	51
Share option plans
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	5	4	5
Cash settled and other plans
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	£ 14	£ 12	£ 31